PROPERTY, EQUIPMENT AND SOFTWARE - Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	¥ 116,206	$ 16,849	¥ 68,779
Less: accumulated depreciation and amortization	(61,583)	(8,929)	(44,162)
Net book value	54,623	7,920	24,617
Construction in progress	6,218	901	21,099
Total net book value of property, equipment and software	60,841	8,821	45,716
Laboratory equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	52,989	7,683	36,295
Leasehold improvement
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	37,375	5,419	18,945
Software
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	14,506	2,103	11,071
Office furniture and equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	11,171	1,620	¥ 2,468
Delivery equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	¥ 165	$ 24